Finance Costs - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Finance Cost [abstract]
Interest income on deposits	$ 2	$ 1	$ 3
Interest income on loans and receivables	3	3	3
Financial income	5	4	6
Interest expense on borrowings	66	62	71
Finance charge payable under finance leases	20	20	20
Capitalised interest	(5)	(6)	(5)
Change in fair value of deferred and contingent purchase consideration	5
Financial expenses	$ 86	$ 76	$ 86